Credit Risk Manager Report
FFMLT 2006FF14
EOM Reporting Date 09/30/2006
Determination Date
10/15/2006
CRM-B Report FFMLT 2006FF14
The information contained in this report is based upon a specific point in time and reflects performance solely through that point in time. It does not forecast the performance of the portfolio in the future. The information in this report is not investment advice concerning a particular portfolio or security, and no mention of a particular security in this report constitutes a recommendation to buy, sell, or hold that or any other security.
Section I: Executive Summary
Section II: General Pool Characteristics
Section III: Performance
Section IV: Prepayment
Section V: Servicer Remittance Reporting
Table of Contents
Section VI: Loan Reviews
Section I: Executive Summary
Security Code
FFMLT 2006FF14
Client
Lehman
Servicer
National City Home Loan Services Inc.
Trustee
U.S. Bank National Association
Depositor
Structured Asset Securities Corporation
Securities Admin
Backup Servicer
Close Date
09/25/2006
Custodian
U.S. Bank National Association
Determination
18th Day of the Month
Distribution
25th Day of the Month
First Cutoff
09/01/2006
Master Servicer
Aurora Loan Services LLC
Issue Amt
1,162,896,245
Issue Count
6,124
Cumulative
Original
Orig %
Current EOM
Act
Curr %
Cur %
Orig
Loss %
Orig
Remit Actual
End
Remit Sched
End
Balance 1,163,475,420 1,159,642,061 99.67% 0.00% 1,159,642,061 1,159,363,850
Count 6,124 6,112 99.80% 0.00% 6,112 6,112
Collection
Narrative
Overall, the performance of the mortgage loan pool compares favorably to all benchmarks.
Cash Narrative
There are no significant remittance reconciliation issues that require action at this time.
Customer
Service
Narrative
There are no customer service issues at this time.
Review Type*
Outstanding
New
LM Rvw Cnt 4 4
FC Rvw Cnt 0 0
REO Rvw Cnt 0 0
Valuation Rvw Cnt 0 0
Loss Rvw Cnt 0 0
BK Rvw Cnt
0 0
Performance Rvw Cnt 0 0
Remittance Rvw Cnt 2 2
Contact Review Cnt 0 0
Compliance Rvw Cnt 0 0
MI Rvw Cnt 0 0
OS Rvw cnt 5 5
MR Recommended Action
Orig Count
Transaction Bal
Response Needed 5 857,991
5
857,991
*A loan can have multiple reviews.
*Only new reviews will have a current recommended action. The previous recommendation will stand for unresolved issues, with a scheduled follow-up.
New Review Recomended Action
Reviews (Continued and New Issues)
Monthly Narrative
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section I: Page 1 of 1
2004 MortgageRamp, Inc. All rights reserved.
Section II
General Pool Characteristics
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 1 of 7
Arm Flag
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
N 204,223,465 17.55% 203,780,351 17.57% 99.78% 0.00%
1,489 1,488 24.35% 99.93% 0.00%
Y 959,251,955 82.45% 955,861,709 82.43% 99.65% 0.00%
4,635 4,624 75.65% 99.76% 0.00%
Pool Migration Stratification
Pool Characteristics History
Cml
Reporting
Date
Cur Balance
Cur
Count
Cur Wgt
Loan
Age
Cur
WAC
Cur
Wgt
Orig
Rlvl
Cur Wgt
UnderWriting
Score
Cur Wgt
Recent
Score
Cur
Wgt
CLTV
Cur
NOO
Rate
Cur
Stated
Doc
Rate
Cur
2nd
Rate
Cur Avg
Balance
09/30/2006 1,159,642,061 6,112 1.08 8.09 18.49 649.83 649.86 83.25 2.69% 1.18% 0.00% 189,360
Occupancy
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
N 31,443,700 2.70% 31,137,739 2.69% 99.03% 0.00%
230 227 3.71% 98.70% 0.00%
Y 1,132,031,720 97.30% 1,128,504,322 97.31% 99.69% 0.00%
5,894 5,885 96.29% 99.85% 0.00%
Doc Level
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
Alternative Doc 392,574,944 33.74% 389,709,123 33.61% 99.27% 0.00%
1,696 1,689 27.63% 99.59% 0.00%
Full Doc 757,254,495 65.09% 756,290,801 65.22% 99.87% 0.00%
4,380 4,375 71.58% 99.89% 0.00%
Stated Doc 13,645,981 1.17% 13,642,137 1.18% 99.97% 0.00%
48 48 0.79% 100.00% 0.00%
DQ Risk Grp
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
R1 30,880,895 2.65% 30,004,746 2.59% 97.16% 0.00%
206 204 3.34% 99.03% 0.00%
R2 156,629,394 13.46% 155,287,817 13.39% 99.14% 0.00%
993 988 16.16% 99.50% 0.00%
R3 305,989,355 26.30% 304,761,000 26.28% 99.60% 0.00%
1,810 1,806 29.55% 99.78% 0.00%
R4 280,233,814 24.09% 280,103,989 24.15% 99.95% 0.00%
1,531 1,531 25.05% 100.00% 0.00%
R5 150,831,208 12.96% 150,624,444 12.99% 99.86% 0.00%
669 668 10.93% 99.85% 0.00%
R6 115,221,218 9.90% 115,193,699 9.93% 99.98% 0.00%
481 481 7.87% 100.00% 0.00%
R7 77,221,753 6.64% 77,208,799 6.66% 99.98% 0.00%
296 296 4.84% 100.00% 0.00%
R8 46,467,783 3.99% 46,457,568 4.01% 99.98% 0.00%
138 138 2.26% 100.00% 0.00%
IO Flag
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
N 823,542,974 70.78% 822,231,633 70.90% 99.84% 0.00%
4,864 4,859 79.50% 99.90% 0.00%
Y 339,932,446 29.22% 337,410,428 29.10% 99.26% 0.00%
1,260 1,253 20.50% 99.44% 0.00%
Orig PPP
Flag
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
No 392,253,127 33.71% 389,650,917 33.60% 99.34% 0.00%
1,915 1,906 31.18% 99.53% 0.00%
Yes 771,222,293 66.29% 769,991,143 66.40% 99.84% 0.00%
4,209 4,206 68.82% 99.93% 0.00%
Orig PPP
Mos
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
0 392,253,127 33.71% 389,650,917 33.60% 99.34% 0.00%
1,915 1,906 31.18% 99.53% 0.00%
12 55,966,885 4.81% 55,942,562 4.82% 99.96% 0.00%
224 224 3.66% 100.00% 0.00%
24 443,086,011 38.08% 442,314,175 38.14% 99.83% 0.00%
2,263 2,261 36.99% 99.91% 0.00%
36 272,169,397 23.39% 271,734,406 23.43% 99.84% 0.00%
1,722 1,721 28.16% 99.94% 0.00%
Orig CLTV
by 10%
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
b. 0-40 2,573,500 0.22% 2,569,823 0.22% 99.86% 0.00%
27 27 0.44% 100.00% 0.00%
c. 41-50 7,137,050 0.61% 7,128,923 0.61% 99.89% 0.00%
51 51 0.83% 100.00% 0.00%
d. 51-60 9,592,490 0.82% 9,583,964 0.83% 99.91% 0.00%
61 61 1.00% 100.00% 0.00%
e. 61-70 27,743,550 2.38% 27,723,226 2.39% 99.93% 0.00%
163 163 2.67% 100.00% 0.00%
f. 71-80 118,397,522 10.18% 118,115,515 10.19% 99.76% 0.00%
631 630 10.31% 99.84% 0.00%
g. 81-90 154,103,183 13.25% 153,425,643 13.23% 99.56% 0.00%
817 813 13.30% 99.51% 0.00%
h. 91-100 843,818,875 72.53% 840,985,829 72.52% 99.66% 0.00%
4,373 4,366 71.43% 99.84% 0.00%
i. 101+ 109,250 0.01% 109,137 0.01% 99.90% 0.00%
1 1 0.02% 100.00% 0.00%
Orig Credit
Score by 50
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
501-550 15,616,932 1.34% 15,609,397 1.35% 99.95% 0.00%
112 112 1.83% 100.00% 0.00%
551-600 138,289,097 11.89% 138,062,167 11.91% 99.84% 0.00%
936 935 15.30% 99.89% 0.00%
601-650 457,355,082 39.31% 456,999,627 39.41% 99.92% 0.00%
2,619 2,617 42.82% 99.92% 0.00%
651-700 378,375,599 32.52% 377,707,698 32.57% 99.82% 0.00%
1,727 1,725 28.22% 99.88% 0.00%
701-750 134,496,103 11.56% 132,789,416 11.45% 98.73% 0.00%
547 542 8.87% 99.09% 0.00%
751-800 36,188,382 3.11% 35,471,551 3.06% 98.02% 0.00%
165 164 2.68% 99.39% 0.00%
801+ 3,154,225 0.27% 3,002,206 0.26% 95.18% 0.00%
18 17 0.28% 94.44% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 2 of 7
Orig Product
Type
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
1 Yr Hybrid 2,364,050 0.20% 2,362,307 0.20% 99.93% 0.00%
12 12 0.20% 100.00% 0.00%
2 Yr Hybrid 203,238,634 17.47% 202,592,706 17.47% 99.68% 0.00%
1,394 1,390 22.74% 99.71% 0.00%
2 Yr Hybrid Balloon 262,155,835 22.53% 262,080,827 22.60% 99.97% 0.00%
1,157 1,157 18.93% 100.00% 0.00%
2 Yr Hybrid IO 212,800,351 18.29% 211,728,607 18.26% 99.50% 0.00%
727 724 11.85% 99.59% 0.00%
3 Yr Hybrid 81,555,859 7.01% 81,482,534 7.03% 99.91% 0.00%
528 528 8.64% 100.00% 0.00%
3 Yr Hybrid Balloon 83,927,041 7.21% 83,740,971 7.22% 99.78% 0.00%
373 372 6.09% 99.73% 0.00%
3 Yr Hybrid IO 82,130,690 7.06% 80,805,196 6.97% 98.39% 0.00%
317 314 5.14% 99.05% 0.00%
5 Yr Hybrid 8,104,549 0.70% 8,095,895 0.70% 99.89% 0.00%
41 41 0.67% 100.00% 0.00%
5 Yr Hybrid Balloon 8,419,071 0.72% 8,417,053 0.73% 99.98% 0.00%
33 33 0.54% 100.00% 0.00%
5 Yr Hybrid IO 12,402,065 1.07% 12,401,956 1.07% 100.00% 0.00%
44 44 0.72% 100.00% 0.00%
ARM 266,250 0.02% 266,098 0.02% 99.94% 0.00%
2 2 0.03% 100.00% 0.00%
ARM IO 1,887,560 0.16% 1,887,560 0.16% 100.00% 0.00%
7 7 0.11% 100.00% 0.00%
Balloon 47,642,883 4.09% 47,630,701 4.11% 99.97% 0.00%
275 275 4.50% 100.00% 0.00%
Balloon IO 563,000 0.05% 563,000 0.05% 100.00% 0.00%
2 2 0.03% 100.00% 0.00%
Fixed 125,868,802 10.82% 125,562,542 10.83% 99.76% 0.00%
1,049 1,049 17.16% 100.00% 0.00%
Fixed IO 30,148,780 2.59% 30,024,108 2.59% 99.59% 0.00%
163 162 2.65% 99.39% 0.00%
Original
Coupon by
100
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
c. 5.1-6 4,315,356 0.37% 4,311,847 0.37% 99.92% 0.00%
16 16 0.26% 100.00% 0.00%
d. 6.1-7 135,169,906 11.62% 135,092,106 11.65% 99.94% 0.00%
560 560 9.16% 100.00% 0.00%
e. 7.1-8 493,131,986 42.38% 491,378,960 42.37% 99.64% 0.00%
2,304 2,300 37.63% 99.83% 0.00%
f. 8.1-9 348,647,474 29.97% 346,918,628 29.92% 99.50% 0.00%
1,971 1,965 32.15% 99.70% 0.00%
g. 9.1-10 145,215,698 12.48% 145,120,221 12.51% 99.93% 0.00%
961 960 15.71% 99.90% 0.00%
h. 10.1-11 29,649,784 2.55% 29,476,820 2.54% 99.42% 0.00%
251 250 4.09% 99.60% 0.00%
i. 11.1-12 6,844,316 0.59% 6,842,698 0.59% 99.98% 0.00%
54 54 0.88% 100.00% 0.00%
j. 12.1-13 500,900 0.04% 500,781 0.04% 99.98% 0.00%
7 7 0.11% 100.00% 0.00%
Property type
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
2-4 Family 62,425,997 5.37% 62,401,974 5.38% 99.96% 0.00%
248 248 4.06% 100.00% 0.00%
Condo 77,817,079 6.69% 77,789,068 6.71% 99.96% 0.00%
409 409 6.69% 100.00% 0.00%
Manufactured 105,000 0.01% 104,943 0.01% 99.95% 0.00%
1 1 0.02% 100.00% 0.00%
PUD 19,276,304 1.66% 18,739,171 1.62% 97.21% 0.00%
96 95 1.55% 98.96% 0.00%
Single Family 998,397,815 85.81% 995,156,791 85.82% 99.68% 0.00%
5,345 5,334 87.27% 99.79% 0.00%
Townhome 5,453,225 0.47% 5,450,115 0.47% 99.94% 0.00%
25 25 0.41% 100.00% 0.00%
Orig Loan
size by 100k
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
b. 0-50 8,409,740 0.72% 8,370,004 0.72% 99.53% 0.00%
204 203 3.32% 99.51% 0.00%
c. 51-100 108,543,353 9.33% 108,316,758 9.34% 99.79% 0.00%
1,388 1,386 22.68% 99.86% 0.00%
d. 101-200 370,358,295 31.83% 369,651,266 31.88% 99.81% 0.00%
2,569 2,566 41.98% 99.88% 0.00%
e. 201-300 248,808,447 21.38% 248,317,554 21.41% 99.80% 0.00%
1,029 1,028 16.82% 99.90% 0.00%
f. 301-400 155,805,401 13.39% 155,405,280 13.40% 99.74% 0.00%
451 450 7.36% 99.78% 0.00%
g. 401-500 105,105,295 9.03% 103,703,291 8.94% 98.67% 0.00%
234 231 3.78% 98.72% 0.00%
h. 501-600 66,287,732 5.70% 65,742,735 5.67% 99.18% 0.00%
121 120 1.96% 99.17% 0.00%
i. 601-700 40,660,631 3.49% 40,648,118 3.51% 99.97% 0.00%
63 63 1.03% 100.00% 0.00%
j. 701-800 18,510,600 1.59% 18,506,622 1.60% 99.98% 0.00%
25 25 0.41% 100.00% 0.00%
k. 801-900 7,611,650 0.65% 7,610,420 0.66% 99.98% 0.00%
9 9 0.15% 100.00% 0.00%
l. 901-999 7,433,926 0.64% 7,432,215 0.64% 99.98% 0.00%
8 8 0.13% 100.00% 0.00%
m. 1,000+ 25,940,350 2.23% 25,937,798 2.24% 99.99% 0.00%
23 23 0.38% 100.00% 0.00%
Purpose
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
Cashout Refi 295,726,434 25.42% 294,930,948 25.43% 99.73% 0.00%
1,542 1,540 25.20% 99.87% 0.00%
Purchase 834,272,160 71.71% 831,260,884 71.68% 99.64% 0.00%
4,377 4,367 71.45% 99.77% 0.00%
Rate/Term Refi 33,476,826 2.88% 33,450,229 2.88% 99.92% 0.00%
205 205 3.35% 100.00% 0.00%
Orig Term
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
179 702,010 0.06% 701,932 0.06% 99.99% 0.00%
4 4 0.07% 100.00% 0.00%
180 5,604,250 0.48% 5,589,931 0.48% 99.74% 0.00%
52 52 0.85% 100.00% 0.00%
240 52,000 0.00% 51,926 0.00% 99.86% 0.00%
1 1 0.02% 100.00% 0.00%
359 353,413,894 30.38% 353,321,712 30.47% 99.97% 0.00%
1,590 1,590 26.01% 100.00% 0.00%
360 755,331,140 64.92% 751,787,379 64.83% 99.53% 0.00%
4,233 4,222 69.08% 99.74% 0.00%
480 48,372,126 4.16% 48,189,180 4.16% 99.62% 0.00%
244 243 3.98% 99.59% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 3 of 7
Lien position
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
1 1,163,475,420 100.00% 1,159,642,061 100.00% 99.67% 0.00%
6,124 6,112 100.00% 99.80% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 4 of 7
Monthly Pool Migration Stratification
Arm Flag
09/30/2006
% Bal
N
203,780,351 17.57%
1,488 24.35%
Y
955,861,709 82.43%
4,624 75.65%
IO Flag
09/30/2006
% Bal
N
822,231,633 70.90%
4,859 79.50%
Y
337,410,428 29.10%
1,253 20.50%
Orig PPP
Flag
09/30/2006
% Bal
No
389,650,917 33.60%
1,906 31.18%
Yes
769,991,143 66.40%
4,206 68.82%
Orig PPP Mos
09/30/2006
% Bal
0
389,650,917 33.60%
1,906 31.18%
12
55,942,562 4.82%
224 3.66%
24
442,314,175 38.14%
2,261 36.99%
36
271,734,406 23.43%
1,721 28.16%
Orig CLTV by
10%
09/30/2006
% Bal
b. 0-40
2,569,823 0.22%
27 0.44%
c. 41-50
7,128,923 0.61%
51 0.83%
d. 51-60
9,583,964 0.83%
61 1.00%
e. 61-70
27,723,226 2.39%
163 2.67%
f. 71-80
118,115,515 10.19%
630 10.31%
g. 81-90
153,425,643 13.23%
813 13.30%
h. 91-100
840,985,829 72.52%
4,366 71.43%
i. 101+
109,137 0.01%
1 0.02%
DQ Risk Grp
09/30/2006
% Bal
R1
30,004,746 2.59%
204 3.34%
R2
155,287,817 13.39%
988 16.16%
R3
304,761,000 26.28%
1,806 29.55%
R4
280,103,989 24.15%
1,531 25.05%
R5
150,624,444 12.99%
668 10.93%
R6
115,193,699 9.93%
481 7.87%
R7
77,208,799 6.66%
296 4.84%
R8
46,457,568 4.01%
138 2.26%
Doc Level
09/30/2006
% Bal
Alternative Doc
389,709,123 33.61%
1,689 27.63%
Full Doc
756,290,801 65.22%
4,375 71.58%
Stated Doc
13,642,137 1.18%
48 0.79%
Occupancy
09/30/2006
% Bal
N
31,137,739 2.69%
227 3.71%
Y
1,128,504,322 97.31%
5,885 96.29%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 5 of 7
Orig Credit
Score by 50
09/30/2006
% Bal
501-550
15,609,397 1.35%
112 1.83%
551-600
138,062,167 11.91%
935 15.30%
601-650
456,999,627 39.41%
2,617 42.82%
651-700
377,707,698 32.57%
1,725 28.22%
701-750
132,789,416 11.45%
542 8.87%
751-800
35,471,551 3.06%
164 2.68%
801+
3,002,206 0.26%
17 0.28%
Orig Loan
size by 100k
09/30/2006
% Bal
b. 0-50
8,370,004 0.72%
203 3.32%
c. 51-100
108,316,758 9.34%
1,386 22.68%
d. 101-200
369,651,266 31.88%
2,566 41.98%
e. 201-300
248,317,554 21.41%
1,028 16.82%
f. 301-400
155,405,280 13.40%
450 7.36%
g. 401-500
103,703,291 8.94%
231 3.78%
h. 501-600
65,742,735 5.67%
120 1.96%
i. 601-700
40,648,118 3.51%
63 1.03%
j. 701-800
18,506,622 1.60%
25 0.41%
k. 801-900
7,610,420 0.66%
9 0.15%
l. 901-999
7,432,215 0.64%
8 0.13%
m. 1,000+
25,937,798 2.24%
23 0.38%
Purpose
09/30/2006
% Bal
Cashout Refi
294,930,948 25.43%
1,540 25.20%
Purchase
831,260,884 71.68%
4,367 71.45%
Rate/Term Refi
33,450,229 2.88%
205 3.35%
Original
Coupon by
100
09/30/2006
% Bal
c. 5.1-6
4,311,847 0.37%
16 0.26%
d. 6.1-7
135,092,106 11.65%
560 9.16%
e. 7.1-8
491,378,960 42.37%
2,300 37.63%
f. 8.1-9
346,918,628 29.92%
1,965 32.15%
g. 9.1-10
145,120,221 12.51%
960 15.71%
h. 10.1-11
29,476,820 2.54%
250 4.09%
i. 11.1-12
6,842,698 0.59%
54 0.88%
j. 12.1-13
500,781 0.04%
7 0.11%
Orig Product
Type
09/30/2006
% Bal
1 Yr Hybrid
2,362,307 0.20%
12 0.20%
2 Yr Hybrid
202,592,706 17.47%
1,390 22.74%
2 Yr Hybrid
Balloon
262,080,827 22.60%
1,157 18.93%
2 Yr Hybrid IO
211,728,607 18.26%
724 11.85%
3 Yr Hybrid
81,482,534 7.03%
528 8.64%
3 Yr Hybrid
Balloon
83,740,971 7.22%
372 6.09%
3 Yr Hybrid IO
80,805,196 6.97%
314 5.14%
5 Yr Hybrid
8,095,895 0.70%
41 0.67%
5 Yr Hybrid
Balloon
8,417,053 0.73%
33 0.54%
5 Yr Hybrid IO
12,401,956 1.07%
44 0.72%
ARM
266,098 0.02%
2 0.03%
ARM IO
1,887,560 0.16%
7 0.11%
Balloon
47,630,701 4.11%
275 4.50%
Balloon IO
563,000 0.05%
2 0.03%
Fixed
125,562,542 10.83%
1,049 17.16%
Fixed IO
30,024,108 2.59%
162 2.65%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 6 of 7
Lien position
09/30/2006
% Bal
1
1,159,642,061 100.00%
6,112 100.00%
Property type
09/30/2006
% Bal
2-4 Family
62,401,974 5.38%
248 4.06%
Condo
77,789,068 6.71%
409 6.69%
Manufactured
104,943 0.01%
1 0.02%
PUD
18,739,171 1.62%
95 1.55%
Single Family
995,156,791 85.82%
5,334 87.27%
Townhome
5,450,115 0.47%
25 0.41%
Orig Term
09/30/2006
% Bal
179
701,932 0.06%
4 0.07%
180
5,589,931 0.48%
52 0.85%
240
51,926 0.00%
1 0.02%
359
353,321,712 30.47%
1,590 26.01%
360
751,787,379 64.83%
4,222 69.08%
480
48,189,180 4.16%
243 3.98%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 7 of 7
Section III
Performance
FFMLT 2006FF14
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 1 of 4
Period Performance Trends
FFMLT 2006FF14
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 2 of 4
Period Performance Trends
Cml
Reporting
Date
30dpd OTS
EOM Act
Rate
60dpd OTS
EOM Act
Rate
Loss Mit
Actual Rate
FC Actual
Rate
REO Actual
Rate
Cml Liqu
Rate
Cml Serv
Loss Rate
Cml Serv
Loss Sev
09/30/2006 0.01% 0.00% 0.00% 0.00% 0.00% 0.000%
Period Performance History
ARM Flag
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
i. Bankruptcy
N 17.57% 97.75% 2.21% 0.04%
Y 82.43% 98.17% 1.83% 0.01%
Current Month Perfomance Stratification
IO Flag
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
i. Bankruptcy
N 70.90% 98.17% 1.81% 0.01% 0.01%
Y 29.10% 97.91% 2.09%
Product
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
i. Bankruptcy
1 Yr Hybrid 0.20% 100.00%
2 Yr Hybrid 17.47% 97.59% 2.37% 0.03%
2 Yr Hybrid Balloon 22.60% 98.83% 1.17%
2 Yr Hybrid IO 18.26% 97.56% 2.44%
3 Yr Hybrid 7.03% 97.95% 2.05%
3 Yr Hybrid Balloon 7.22% 97.72% 2.28%
3 Yr Hybrid IO 6.97% 99.09% 0.91%
5 Yr Hybrid 0.70% 98.86% 1.14%
5 Yr Hybrid Balloon 0.73% 100.00%
5 Yr Hybrid IO 1.07% 100.00%
ARM 0.02% 100.00%
ARM IO 0.16% 100.00%
Balloon 4.11% 95.49% 4.51%
Balloon IO 0.05% 100.00%
Fixed 10.83% 98.97% 0.98% 0.06%
Fixed IO 2.59% 96.22% 3.78%
PPP Flag
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
i. Bankruptcy
No 33.60% 97.63% 2.37%
Yes 66.40% 98.33% 1.65% 0.01% 0.01%
DocLevel
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
i. Bankruptcy
Alternative Doc 33.61% 97.23% 2.77%
Full Doc 65.22% 98.53% 1.45% 0.01% 0.01%
Stated Doc 1.18% 98.29% 1.71%
Lien Position
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
i. Bankruptcy
1 100.00% 98.09% 1.89% 0.01% 0.01%
Loan Size
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
i. Bankruptcy
b. 0-50 0.72% 98.57% 1.43%
c. 51-100 9.34% 98.15% 1.73% 0.06% 0.07%
d. 101-200 31.88% 98.68% 1.32%
e. 201-300 21.41% 98.32% 1.68%
f. 301-400 13.40% 97.54% 2.46%
g. 401-500 8.94% 97.77% 2.23%
h. 501-600 5.67% 96.56% 3.44%
i. 601-700 3.51% 98.46% 1.54%
j. 701-800 1.60% 100.00%
k. 801-900 0.66% 88.44% 11.56%
l. 901-999 0.64% 100.00%
m. 1,000+ 2.24% 96.07% 3.93%
UW Score
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
i. Bankruptcy
501-600 13.25% 96.68% 3.27% 0.05%
601-700 71.98% 98.43% 1.57%
701-800 14.51% 97.70% 2.26% 0.04%
801+ 0.26% 100.00%
Occupancy
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
i. Bankruptcy
N 2.69% 99.70% 0.30%
Y 97.31% 98.05% 1.94% 0.01% 0.01%
FFMLT 2006FF14
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 3 of 4
Early Payment Default
Early Default
Cur Balance
Percentage
Cur Count Percentage
Current 1,159,577,061 99.99% 6,111 99.98%
First Pay Default 65,000 0.01% 1 0.02%
Early Default
Delq Status Cur Balance
Percentage
Cur Count Percentage
First Pay Default 3. 30dpd 65,000 100.00% 1 100.00%
65,000
1
Early Default
Current Loan status
Cur Balance
Percentage Cur Count Percentage
First Pay Default c. 30dpd 65,000 100.00% 1 100.00%
65,000
1
First Payment Default - Loan is delinquent, and no payment has been recieved.
Early Payment Default - Loan is delinquent, and only one payment has been recieved.
Risk Grp
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
i. Bankruptcy
R1 2.59% 100.00%
R2 13.39% 99.15% 0.76% 0.04% 0.05%
R3 26.28% 98.05% 1.95%
R4 24.15% 97.84% 2.16%
R5 12.99% 97.74% 2.26%
R6 9.93% 98.38% 1.62%
R7 6.66% 95.77% 4.23%
R8 4.01% 99.47% 0.53%
FFMLT 2006FF14
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 4 of 4
Section IV
Prepayment
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 1 of 5
Arm Flag
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
N 204,223,465 17.55% 76,500 2.47% 99.78%
1,489 24.31% 1 8.33% 99.93%
Y 959,251,955 82.45% 3,023,345 97.53% 99.65%
4,635 75.69% 11 91.67% 99.76%
Cumulative Prepayment Stratification
Period CPR Trend
Occupancy
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
N 31,443,700 2.70% 241,294 7.78% 99.03%
230 3.76% 3 25.00% 98.70%
Y 1,132,031,720 97.30% 2,858,551 92.22% 99.69%
5,894 96.24% 9 75.00% 99.85%
Doc Level
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
Alternative Doc 392,574,944 33.74% 2,557,176 82.49% 99.27%
1,696 27.69% 7 58.33% 99.59%
Full Doc 757,254,495 65.09% 542,669 17.51% 99.87%
4,380 71.52% 5 41.67% 99.89%
Stated Doc 13,645,981 1.17% 99.97%
48 0.78% 0 0.00% 100.00%
DQ Risk Grp
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
R1 30,880,895 2.65% 675,725 21.80% 97.16%
206 3.36% 2 16.67% 99.03%
R2 156,629,394 13.46% 1,238,074 39.94% 99.14%
993 16.21% 5 41.67% 99.50%
R3 305,989,355 26.30% 1,022,069 32.97% 99.60%
1,810 29.56% 4 33.33% 99.78%
R4 280,233,814 24.09% 99.95%
1,531 25.00% 0 0.00% 100.00%
R5 150,831,208 12.96% 163,976 5.29% 99.86%
669 10.92% 1 8.33% 99.85%
R6 115,221,218 9.90% 99.98%
481 7.85% 0 0.00% 100.00%
R7 77,221,753 6.64% 99.98%
296 4.83% 0 0.00% 100.00%
R8 46,467,783 3.99% 99.98%
138 2.25% 0 0.00% 100.00%
IO Flag
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
N 823,542,974 70.78% 630,145 20.33% 99.84%
4,864 79.43% 5 41.67% 99.90%
Y 339,932,446 29.22% 2,469,700 79.67% 99.26%
1,260 20.57% 7 58.33% 99.44%
Orig PPP Flag
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
No 392,253,127 33.71% 2,422,869 78.16% 99.34%
1,915 31.27% 9 75.00% 99.53%
Yes 771,222,293 66.29% 676,976 21.84% 99.84%
4,209 68.73% 3 25.00% 99.93%
Orig PPP Mos
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
0 392,253,127 33.71% 2,422,869 78.16% 99.34%
1,915 31.27% 9 75.00% 99.53%
12 55,966,885 4.81% 99.96%
224 3.66% 0 0.00% 100.00%
24 443,086,011 38.08% 600,476 19.37% 99.83%
2,263 36.95% 2 16.67% 99.91%
36 272,169,397 23.39% 76,500 2.47% 99.84%
1,722 28.12% 1 8.33% 99.94%
Orig CLTV by
10%
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
b. 0-40 2,573,500 0.22% 99.86%
27 0.44% 0 0.00% 100.00%
c. 41-50 7,137,050 0.61% 99.89%
51 0.83% 0 0.00% 100.00%
d. 51-60 9,592,490 0.82% 99.91%
61 1.00% 0 0.00% 100.00%
e. 61-70 27,743,550 2.38% 99.93%
163 2.66% 0 0.00% 100.00%
f. 71-80 118,397,522 10.18% 163,976 5.29% 99.76%
631 10.30% 1 8.33% 99.84%
g. 81-90 154,103,183 13.25% 606,569 19.57% 99.56%
817 13.34% 4 33.33% 99.51%
h. 91-100 843,818,875 72.53% 2,329,300 75.14% 99.66%
4,373 71.41% 7 58.33% 99.84%
i. 101+ 109,250 0.01% 99.90%
1 0.02% 0 0.00% 100.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 2 of 5
Orig Product
Type
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
1 Yr Hybrid 2,364,050 0.20% 99.93%
12 0.20% 0 0.00% 100.00%
2 Yr Hybrid 203,238,634 17.47% 466,169 15.04% 99.68%
1,394 22.76% 4 33.33% 99.71%
2 Yr Hybrid Balloon 262,155,835 22.53% 99.97%
1,157 18.89% 0 0.00% 100.00%
2 Yr Hybrid IO 212,800,351 18.29% 1,070,400 34.53% 99.50%
727 11.87% 3 25.00% 99.59%
3 Yr Hybrid 81,555,859 7.01% 99.91%
528 8.62% 0 0.00% 100.00%
3 Yr Hybrid Balloon 83,927,041 7.21% 163,976 5.29% 99.78%
373 6.09% 1 8.33% 99.73%
3 Yr Hybrid IO 82,130,690 7.06% 1,322,800 42.67% 98.39%
317 5.18% 3 25.00% 99.05%
5 Yr Hybrid 8,104,549 0.70% 99.89%
41 0.67% 0 0.00% 100.00%
5 Yr Hybrid Balloon 8,419,071 0.72% 99.98%
33 0.54% 0 0.00% 100.00%
5 Yr Hybrid IO 12,402,065 1.07% 100.00%
44 0.72% 0 0.00% 100.00%
ARM 266,250 0.02% 99.94%
2 0.03% 0 0.00% 100.00%
ARM IO 1,887,560 0.16% 100.00%
7 0.11% 0 0.00% 100.00%
Balloon 47,642,883 4.09% 99.97%
275 4.49% 0 0.00% 100.00%
Balloon IO 563,000 0.05% 100.00%
2 0.03% 0 0.00% 100.00%
Fixed 125,868,802 10.82% 99.76%
1,049 17.13% 0 0.00% 100.00%
Fixed IO 30,148,780 2.59% 76,500 2.47% 99.59%
163 2.66% 1 8.33% 99.39%
Original
Coupon by
100
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
c. 5.1-6 4,315,356 0.37% 99.92%
16 0.26% 0 0.00% 100.00%
d. 6.1-7 135,169,906 11.62% 99.94%
560 9.14% 0 0.00% 100.00%
e. 7.1-8 493,131,986 42.38% 1,540,500 49.70% 99.64%
2,304 37.62% 4 33.33% 99.83%
f. 8.1-9 348,647,474 29.97% 1,364,800 44.03% 99.50%
1,971 32.18% 6 50.00% 99.70%
g. 9.1-10 145,215,698 12.48% 30,569 0.99% 99.93%
961 15.69% 1 8.33% 99.90%
h. 10.1-11 29,649,784 2.55% 163,976 5.29% 99.42%
251 4.10% 1 8.33% 99.60%
i. 11.1-12 6,844,316 0.59% 99.98%
54 0.88% 0 0.00% 100.00%
j. 12.1-13 500,900 0.04% 99.98%
7 0.11% 0 0.00% 100.00%
Property type
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
2-4 Family 62,425,997 5.37% 99.96%
248 4.05% 0 0.00% 100.00%
Condo 77,817,079 6.69% 99.96%
409 6.68% 0 0.00% 100.00%
Manufactured 105,000 0.01% 99.95%
1 0.02% 0 0.00% 100.00%
PUD 19,276,304 1.66% 528,000 17.03% 97.21%
96 1.57% 1 8.33% 98.96%
Single Family 998,397,815 85.81% 2,571,845 82.97% 99.68%
5,345 87.28% 11 91.67% 99.79%
Townhome 5,453,225 0.47% 99.94%
25 0.41% 0 0.00% 100.00%
Orig Credit
Score by 50
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
501-550 15,616,932 1.34% 99.95%
112 1.83% 0 0.00% 100.00%
551-600 138,289,097 11.89% 163,976 5.29% 99.84%
936 15.28% 1 8.33% 99.89%
601-650 457,355,082 39.31% 93,569 3.02% 99.92%
2,619 42.77% 2 16.67% 99.92%
651-700 378,375,599 32.52% 513,000 16.55% 99.82%
1,727 28.20% 2 16.67% 99.88%
701-750 134,496,103 11.56% 1,653,575 53.34% 98.73%
547 8.93% 5 41.67% 99.09%
751-800 36,188,382 3.11% 528,000 17.03% 98.02%
165 2.69% 1 8.33% 99.39%
801+ 3,154,225 0.27% 147,725 4.77% 95.18%
18 0.29% 1 8.33% 94.44%
Orig Loan size
by 100k
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
b. 0-50 8,409,740 0.72% 30,569 0.99% 99.53%
204 3.33% 1 8.33% 99.51%
c. 51-100 108,543,353 9.33% 139,500 4.50% 99.79%
1,388 22.66% 2 16.67% 99.86%
d. 101-200 370,358,295 31.83% 453,601 14.63% 99.81%
2,569 41.95% 3 25.00% 99.88%
e. 201-300 248,808,447 21.38% 224,875 7.25% 99.80%
1,029 16.80% 1 8.33% 99.90%
f. 301-400 155,805,401 13.39% 350,800 11.32% 99.74%
451 7.36% 1 8.33% 99.78%
g. 401-500 105,105,295 9.03% 1,372,500 44.28% 98.67%
234 3.82% 3 25.00% 98.72%
h. 501-600 66,287,732 5.70% 528,000 17.03% 99.18%
121 1.98% 1 8.33% 99.17%
i. 601-700 40,660,631 3.49% 99.97%
63 1.03% 0 0.00% 100.00%
j. 701-800 18,510,600 1.59% 99.98%
25 0.41% 0 0.00% 100.00%
k. 801-900 7,611,650 0.65% 99.98%
9 0.15% 0 0.00% 100.00%
l. 901-999 7,433,926 0.64% 99.98%
8 0.13% 0 0.00% 100.00%
m. 1,000+ 25,940,350 2.23% 99.99%
23 0.38% 0 0.00% 100.00%
Purpose
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
Cashout Refi 295,726,434 25.42% 600,476 19.37% 99.73%
1,542 25.18% 2 16.67% 99.87%
Purchase 834,272,160 71.71% 2,499,369 80.63% 99.64%
4,377 71.47% 10 83.33% 99.77%
Rate/Term Refi 33,476,826 2.88% 99.92%
205 3.35% 0 0.00% 100.00%
Orig Term
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
179 702,010 0.06% 99.99%
4 0.07% 0 0.00% 100.00%
180 5,604,250 0.48% 99.74%
52 0.85% 0 0.00% 100.00%
240 52,000 0.00% 99.86%
1 0.02% 0 0.00% 100.00%
359 353,413,894 30.38% 99.97%
1,590 25.96% 0 0.00% 100.00%
360 755,331,140 64.92% 2,935,869 94.71% 99.53%
4,233 69.12% 11 91.67% 99.74%
480 48,372,126 4.16% 163,976 5.29% 99.62%
244 3.98% 1 8.33% 99.59%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 3 of 5
Lien position
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
1 1,163,475,420 100.00% 3,099,845 100.00% 99.67%
6,124 100.00% 12 100.00% 99.80%
Prev Loan
Status
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
None 1,163,475,420 100.00% 3,099,845 100.00% 99.67%
6,124 100.00% 12 100.00% 99.80%
Prev Delq
Status
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
Error 1,163,475,420 100.00% 3,099,845 100.00% 99.67%
6,124 100.00% 12 100.00% 99.80%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 4 of 5
Determination Date
Remit Begin Actual Bal
Remit PPP
10/15/2006 3,099,722 18,033
3,099,722
18,033
Prepayment Penalty Premium Analysis
*Prepayment penalty premiums are measured based upon the remittance time cycle versus the calendar month cycle of most MortgageRamp measures. Using this methodology aids in servicer remittance reconciliation.
Determination
Date
Total
No PPP Flag and
No Premium
Remitted
PPP Flag and
Premium
Remitted
10/15/2006 12 9 3
12
9
3
PPP Premium Exceptions
Prepaid Loans and PPP Premium
Rvw Finding
Orig Count
Sum:
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 5 of 5
Section V
Servicer Remittance Reporting
Remittance delinquency calculations are using OTS end of the month methodology, with scheduled balances as of the determination date.
2004 MortgageRamp, Inc. All rights reserved.
Section V: Page 1 of 2
Servicer Reported Remittance Delinquency Comparison
MR Rpt
MR Rpt
MR Rpt
MR Rpt
Servicer Rpt
a. Current
b. 30dpd
k. PrePaid
l. Bankruptcy
k. PrePaid
0 0
12 12
l. Bankruptcy
74,398 74,398
1 1
unknown
1,159,289,452 1,159,224,571 64,881
6,111 6,110 1
1,159,224,571
64,881
0
74,398
6,110
1
12
1
Cml
Reporting
Date
Remit Begin
sched Bal
Remit End
Sch Bal
Remit
Curtailment
Interest
Remit
Curtailment
Principle
Remit
Scheduled
Interest
Remit Net
Sch Interest
Remit PI
PMT
Remit PPP
09/30/2006 1,162,896,246 1,159,363,850 77,166 7,840,254 7,353,572 8,196,039 18,033
77,166
7,840,254
7,353,572
8,196,039
18,033
Servicer Remittance Summary
Remittance delinquency calculations are using OTS end of the month methodology, with scheduled balances as of the determination date.
2004 MortgageRamp, Inc. All rights reserved.
Section V: Page 2 of 2
Section VI
MortgageRamp Loan Reviews
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 1 of 3
Reason for Review 3 Month History
Reporting Date
Autocomment
New Rvw Cnt
OS Rvw cnt
09/30/2006 Loan appears to have an amortization method disagreement. 2 2
Loan appears to have a potential deferment. 4 4
09/30/2006
Sum:
6
6
*There can be multiple reasons for review of an individual loan.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 2 of 3
Reccomended Action 3 Month History
Reporting Date
MR Recommended Action
New Rvw Cnt
OS Rvw cnt
09/30/2006 Response Needed 5 5
09/30/2006
Sum:
5
5
*Only new reviews will have a current recommended action. The previous recommendation will stand for unresolved issues, with a scheduled follow-up.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 3 of 3

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